ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

April 27, 2021

Elizabeth Madsen
(312) 845-1381
elizabeth.madsen@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-1090

Re:  Westchester Capital Funds (Registration Nos. 333-187583 and 811-22818)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Prospectus and Statement of Additional Information, each dated April 23, 2021, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on April 22, 2021 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (312) 845-1381 with any questions or comments regarding this matter.

Sincerely,
/s/ Elizabeth Madsen
Elizabeth Madsen

cc:	Jeremy C. Smith, Ropes & Gray LLP
Bruce C. Rubin, Westchester Capital Management, LLC
CaSaundra Wu, Westchester Capital Management, LLC